FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2006





Item 1. Schedule of Investments.


                            TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (unaudited)
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                                                                                         Rating
         Principal                                                                      Moody's/
          Amount           General Obligation Bonds (34.1%)                               S&P                   Value

                           City & County (1.0%)
                           ----------------------------------------------------------

                           Denver, Colorado City & County Art Museum
        $ 2,000,000        5.000%, 08/01/15                                             Aa1/AA+        $       2,132,860

                                                                                                      -------------------
                           Total City & County                                                                 2,132,860
                                                                                                      -------------------

                           Metropolitan District (4.7%)
                           ----------------------------------------------------------

                           Arapahoe, Colorado Park & Recreation District
         1,070,000         5.000%, 12/01/17 FGIC Insured                                 Aaa/NR                1,137,442

                           Castle Pines, Colorado Metropolitan District
         1,060,000         5.500%, 12/01/07 FSA Insured                                 Aaa/AAA                1,083,680

                           Foothills, Colorado Park & Recreational District
         1,310,000         5.000%, 12/01/12 FSA Insured                                  Aaa/NR                1,393,041
         1,325,000         5.000%, 12/01/13 FSA Insured                                  Aaa/NR                1,405,149

                           Highlands Ranch, Colorado Metropolitan District #1,
                           Refunding
         1,000,000         5.750%, 09/01/08 AMBAC Insured                               Aaa/AAA                1,038,900
         1,730,000         5.750%, 09/01/09 AMBAC Insured                               Aaa/AAA                1,831,274

                           North Metro Fire Rescue District Colorado
         1,200,000         4.625%, 12/01/20 AMBAC Insured                                NR/AAA                1,265,124

                           South Suburban, Colorado Park & Recreational District
         1,365,000         5.125%, 12/15/09 FGIC Insured                                Aaa/AAA                1,411,151

                                                                                                      -------------------
                           Total Metropolitan District                                                        10,565,761
                                                                                                      -------------------

                           School Districts (28.4%)
                           ----------------------------------------------------------

                           Adams County, Colorado School District #12 (Adams
                           12 Five Star Schools)
         1,255,000         5.625%, 12/15/08 FGIC Insured Pre-Refunded                   Aaa/AAA                1,298,423
         1,170,000         5.000%, 12/15/12 MBIA Insured                                Aaa/AAA                1,244,669
          830,000          5.000%, 12/15/12 MBIA Insured Pre-Refunded                   Aaa/AAA                  886,208

                           Adams County, Colorado School District #14
         1,275,000         5.750%, 12/01/08 FSA Insured Pre-Refunded                    Aaa/AAA                1,319,906

                           Adams County 12 Five Star Schools, Colorado Refunding
                           Series B
         2,000,000         4.250%, 12/15/19 FSA Insured                                 Aaa/AAA                2,048,900

                           Adams County 12 Five Star Schools, Colorado Refunding
         2,000,000         4.500%, 12/15/20 MBIA Insured                                Aaa/AAA                2,071,080

                           Adams & Weld Counties, Colorado School District #027J
                           (Brighton)
         1,600,000         4.375%, 12/01/19 FSA Insured                                 Aaa/AAA                1,638,864
         1,765,000         4.300%, 12/01/19 FGIC Insured                                Aaa/AAA                1,810,131

                           Arapahoe County, Colorado Cherry Creek School
                           District #5
         1,000,000         5.500%, 12/15/08                                              Aa2/AA                1,041,460
         2,760,000         5.500%, 12/15/11 Pre-Refunded                                 Aa2/AA                2,919,445
         2,750,000         5.500%, 12/15/12 Pre-Refunded                                 Aa2/AA                2,908,867

                           Boulder Valley, Colorado School District
         1,215,000         5.500%, 12/01/08 FGIC Insured                                Aaa/AAA                1,253,115

                           Clear Creek, Colorado School District
         1,000,000         5.000%, 12/01/16 FSA Insured                                 Aaa/AAA                1,066,420

                           Denver, Colorado City & County School District #1
                           Refunding Series A
         1,000,000         5.600%, 06/01/08                                             Aa3/AA-                1,033,010

                           Douglas & Elbert Counties, Colorado School District
                           # Re-1, Series 1992
         2,000,000         5.250%, 12/15/11 FGIC Insured pre-refunded                   Aaa/AAA                2,103,660

                           El Paso County, Colorado School District #11
         1,330,000         6.250%, 12/01/08                                             Aa3/AA-                1,400,503

                           El Paso County, Colorado School District #20
         1,000,000         6.150%, 12/15/08 MBIA Insured                                Aaa/AAA                1,055,080
         1,500,000         5.000%, 12/15/14 FGIC Insured                                 Aaa/NR                1,608,750

                           El Paso County, Colorado School District #38
         1,110,000         5.700%, 12/01/12 Pre-Refunded                                 Aa3/NR                1,201,897

                           El Paso County, Colorado School District #49
         1,500,000         5.500%, 12/01/13 FSA Insured                                 Aaa/AAA                1,648,905
         1,000,000         5.250%, 12/01/14 FGIC Insured                                Aaa/AAA                1,078,950

                           Garfield County, Colorado School District
         1,250,000         5.000%, 12/01/17 FSA Insured                                  Aaa/NR                1,328,788

                           Grand County, Colorado School District #002 (East
                           Grand) Refunding & Improvement Series B
         1,040,000         4.250%, 12/01/18 FSA Insured                                 Aaa/AAA                1,065,917

                           Jefferson County, Colorado School District # R-1
         3,000,000         5.500%, 12/15/09 FGIC Insured Pre-Refunded                   Aaa/AAA                3,154,110
         2,340,000         5.250%, 12/15/11 FGIC Insured Pre-Refunded                   Aaa/AAA                2,447,944
         1,000,000         5.500%, 12/15/13 FGIC Insured Pre-Refunded                   Aaa/AAA                1,051,370

                           La Plata County, Colorado School District #9
         1,500,000         5.000%, 11/01/18 MBIA Insured                                 Aaa/NR                1,614,480

                           Larimer County, Colorado School District #R1 Poudre
                           Refunding Series A
         2,100,000         5.250%, 12/15/11                                             Aa3/AA-                2,174,697

                           Mesa County, Colorado School District #51
         1,065,000         6.000%, 12/01/06 MBIA Insured                                Aaa/AAA                1,068,898
         1,000,000         5.200%, 12/01/09 MBIA Insured Pre-Refunded                   Aaa/AAA                1,012,690
         1,500,000         4.350%, 12/01/19 MBIA Insured                                 Aaa/NR                1,543,545

                           Pueblo County, Colorado School District #70
         1,040,000         5.500%, 12/01/09 AMBAC Insured                               Aaa/AAA                1,062,526
         1,000,000         5.000%, 12/01/15 FGIC Insured                                Aaa/AAA                1,061,460
         3,440,000         5.000%, 12/01/16 FGIC Insured                                Aaa/AAA                3,643,132

                           Teller County, Colorado School District #2 Woodland
                           Park
         1,265,000         5.000%, 12/01/17 MBIA Insured                                Aaa/AAA                1,366,883

                           Weld & Adams Counties, Colorado School District #3J
         1,000,000         5.500%, 12/15/10 AMBAC Insured Pre-Refunded                  Aaa/AAA                1,059,320

                           Weld County, Colorado School District #2
         1,315,000         5.000%, 12/01/15 FSA Insured                                 Aaa/AAA                1,406,064

                           Weld County, Colorado School District #3J
         1,440,000         4.350%, 12/15/19 FSA Insured                                  Aaa/NR                1,481,962

                           Weld County, Colorado School District #6
         1,195,000         5.000%, 12/01/15 FSA Insured                                 Aaa/AAA                1,275,388

                           Weld County, Colorado School District #8
         1,115,000         5.000%, 12/01/15 FSA Insured                                 Aaa/AAA                1,192,214
         1,385,000         5.250%, 12/01/17 FSA Insured                                 Aaa/AAA                1,497,434

                                                                                                      -------------------
                           Total School Districts                                                             64,147,065
                                                                                                      -------------------

                           Total General Obligation Bonds                                                     76,845,686
                                                                                                      -------------------

                           Revenue Bonds (65.1%)
                           ----------------------------------------------------------

                           Electric (2.9%)
                           ----------------------------------------------------------

                           Colorado Springs, Colorado Utilities Revenue
         1,660,000         5.000%, 11/15/17                                              Aa2/AA                1,768,630

                           Colorado Springs, Colorado Utilities Revenue
                           Subordinated Lien Improvement Series A
         1,000,000         5.000%, 11/15/17                                              Aa2/AA                1,074,790

                           Moffat County, Colorado Pollution Control
         2,125,000         5.625%, 11/01/06 AMBAC Insured                               Aaa/AAA                2,127,996

                           Platte River, Colorado Power Authority
         1,500,000         6.000%, 06/01/07 MBIA Insured                                Aaa/AAA                1,523,820

                                                                                                      -------------------
                           Total Electric                                                                      6,495,236
                                                                                                      -------------------

                            Higher Education (10.6%)
                           ----------------------------------------------------------

                           Boulder, Colorado Development Revenue UCAR
         1,760,000         5.000%, 09/01/16 MBIA Insured                                Aaa/AAA                1,872,693
         1,130,000         5.000%, 09/01/17 AMBAC Insured                               Aaa/AAA                1,208,840

                           Colorado Educational & Cultural Facility Authority
                           Johnson & Wales
          860,000          5.000%, 04/01/18 XLCA Insured                                Aaa/AAA                  909,244

                           Colorado Educational & Cultural Facility Authority
                           University of Colorado Foundation Project
         2,110,000         5.000%, 07/01/17 AMBAC Insured                               Aaa/AAA                2,234,933
         1,865,000         5.375%, 07/01/18 AMBAC Insured                               Aaa/AAA                2,019,124

                           Colorado Educational & Cultural Facility Authority
                           Refunding University of Denver Project Series B
         1,050,000         4.500%, 03/01/19 FGIC Insured                                Aaa/AAA                1,088,294

                           Colorado Mountain Jr. College District Student
                           Housing Facilities Enterprise Revenue
         1,000,000         4.500%, 06/01/18  MBIA Insured                               Aaa/AAA                1,040,020

                           Colorado Post Secondary Educational Facility
         1,170,000         5.500%, 03/01/08 MBIA Insured                                Aaa/AAA                1,201,192

                           Colorado State University System
         1,530,000         5.000%, 03/01/17  AMBAC Insured**                             Aaa/NR                1,629,924

                           University of Colorado Enterprise System
         1,000,000         5.000%, 06/01/11                                             Aa3/AA-                1,059,940
         2,325,000         5.000%, 06/01/15 AMBAC Insured                               Aaa/AAA                2,480,380
         1,735,000         5.000%, 06/01/16                                             Aa3/AA-                1,855,322
         1,000,000         5.250%, 06/01/17 FGIC Insured                                Aaa/AAA                1,090,070
         1,000,000         4.375%, 06/01/19 FGIC Insured                                Aaa/AAA                1,029,140

                           University of Northern Colorado Auxiliary Facilities
         1,745,000         5.750%, 06/01/08 MBIA Insured ETM                            Aaa/AAA                1,788,904
         1,390,000         5.000%, 06/01/15 AMBAC Insured                               Aaa/AAA                1,467,826

                                                                                                      -------------------
                           Total Higher Education                                                             23,975,846
                                                                                                      -------------------

                           Hospital (3.2%)
                           ----------------------------------------------------------

                           Colorado Health Facility Authority Hospital Revenue,
                           Catholic Health
         1,000,000         5.375%, 12/01/09                                              Aa2/AA                1,038,360

                           Colorado Health Facility Authority Hospital Revenue,
                           Sisters of Charity - Health Care
         1,000,000         6.250%, 05/15/09 AMBAC Insured, ETM                          Aaa/AAA                1,065,240

                           Colorado Health Facility Authority Hospital Revenue,
                           Sisters of Charity - Leavenworth
         1,000,000         5.500%, 12/01/08 MBIA Insured                                Aaa/AAA                1,038,430
         1,500,000         5.250%, 12/01/10 MBIA Insured                                Aaa/AAA                1,552,080

                           Park Hospital District Larimer County, Colorado
                           Limited Tax Revenue
         1,010,000         4.500%, 01/01/21 Assured Guaranty                            Aa1/AAA                1,037,634

                           University Colorado Hospital Authority Hospital
                           Revenue
         1,475,000         5.500%, 11/15/07 AMBAC Insured                                Aaa/NR                1,505,429

                                                                                                      -------------------
                           Total Hospital                                                                      7,237,173
                                                                                                      -------------------

                           Housing (1.2%)
                           ----------------------------------------------------------

                           Colorado Housing Finance Authority
          505,000          6.050%, 10/01/16 Series 1999A3                               Aa2/AA+                  520,509
          15,000           6.125%, 11/01/23 Series 1998D3                                Aa2/NR                   15,540

                           Colorado Housing & Finance Authority
                           Multi-Family/Project Bonds
         1,575,000         4.250%, 10/01/17 Class II 2004 Series A-3                     Aa2/AA                1,607,429

                           Colorado Housing & Finance Authority
                           Refunding-Single Family Program
          240,000          5.000%, 08/01/13 Series 2001 Series B                         A1/A+                   243,365

                           Colorado Housing Finance Authority, Single Family
                           Mortgage
          45,000           5.625%, 06/01/10 Series 1995D                                 Aa2/NR                   45,372
          35,000           5.750%, 11/01/10 Series 1996A                                 Aa2/A+                   35,041

                           Colorado Housing Finance Authority, Single Family
                           Mortgage  2000C3
          45,000           5.700%, 10/01/22                                              Aa2/AA                   45,412

                           Colorado Housing Finance Authority, Single Family
                           Mortgage Subordinated 2000D
          125,000          5.400%, 10/01/12                                              A1/A+                   127,444

                           Denver, Colorado Single Family Mortgage Revenue
          100,000          5.000%, 11/01/15 GNMA Insured                                 NR/AAA                  102,227

                                                                                                      -------------------
                           Total Housing                                                                       2,742,339
                                                                                                      -------------------

                           Lease (11.1%)
                           ----------------------------------------------------------

                           Arapahoe County, Colorado COP Refunding
         1,000,000         4.250%, 02/15/19  AMBAC Insured                              Aaa/AAA                1,016,980

                           Aurora, Colorado COP
         2,105,000         5.250%, 12/01/13 AMBAC Insured                               Aaa/AAA                2,242,941

                           Broomfield, Colorado COP
         2,500,000         5.100%, 12/01/12 AMBAC Insured                                Aaa/NR                2,650,450

                           Colorado Educational & Cultural Facilities Authority
                           Revenue Refunding (Frontier Academy)
         1,300,000         4.375%, 06/01/19 CIFG Insured*                               Aaa/AAA                1,319,916

                           Denver, Colorado City and County COP Roslyn Fire
         1,835,000         5.000%, 12/01/15                                              Aa2/AA                1,945,118

                           El Paso County, Colorado COP
         1,100,000         5.250%, 12/01/09 MBIA Insured                                Aaa/AAA                1,155,011

                           El Paso County, Colorado COP Judicial Building
         1,760,000         5.000%, 12/01/16 AMBAC Insured                               Aaa/AAA                1,871,936

                           El Paso County, Colorado COP Pikes Peak Regional
                           Development Authority
         1,925,000         5.000%, 12/01/18 AMBAC Insured                               Aaa/AAA                2,057,286

                           Fort Collins, Colorado Lease COP Series A
         3,020,000         4.750%, 06/01/18 AMBAC Insured                                Aaa/NR                3,180,211

                           Fremont County, Colorado COP Refunding and
                           Improvement Series A
         2,075,000         5.000%, 12/15/18 MBIA Insured                                Aaa/AAA                2,218,258

                           Golden, Colorado COP
         1,575,000         4.375%, 12/01/20 FGIC Insured                                Aaa/AAA                1,614,564

                           Lakewood, Colorado COP
         1,440,000         5.200%, 12/01/13 AMBAC Insured                               Aaa/AAA                1,531,613

                           Northern Colorado Water Conservancy District COP
         1,000,000         5.000%, 10/01/15 MBIA Insured                                Aaa/AAA                1,067,630

                           Westminster, Colorado COP
         1,055,000         5.350%, 09/01/11 MBIA Insured                                Aaa/AAA                1,118,026

                                                                                                      -------------------
                           Total Lease                                                                        24,989,940
                                                                                                      -------------------

                           Sales Tax (15.0%)
                           ----------------------------------------------------------

                           Boulder, Colorado
         1,045,000         5.250%, 08/15/10 AMBAC Insured                               Aaa/AAA                1,094,084

                           Boulder, Colorado Open Space Acquisition
         1,250,000         5.500%, 08/15/12                                             Aa1/AA+                1,336,300

                           Boulder, Colorado Open Space Capital Improvement
         3,065,000         5.000%, 07/15/16 MBIA Insured                                Aaa/AAA                3,273,788
         1,630,000         5.000%, 07/15/17  MBIA Insured                               Aaa/AAA                1,735,787

                           Boulder, Colorado Sales & Use Tax Open Space Series A
         1,000,000         5.450%, 12/15/12 FGIC Insured                                Aaa/AAA                1,066,770

                           City & County of Denver, Colorado Excise Tax Revenue
         2,000,000         5.375%, 09/01/10 FSA Insured                                 Aaa/AAA                2,101,080

                           Colorado Springs, Colorado Sales & Use Tax Revenue
                           Service Sales
         1,320,000         5.000%, 12/01/12                                              A1/AA                 1,375,849

                           Denver, Colorado City & County Excise Tax Revenue
         1,000,000         5.000%, 09/01/11 FSA Insured                                 Aaa/AAA                1,058,240
         2,260,000         5.000%, 09/01/12 FSA Insured                                 Aaa/AAA                2,391,622

                           Douglas County, Colorado Sales & Use Tax Open Space
                           Revenue
         1,780,000         5.500%, 10/15/12 FSA Insured                                 Aaa/AAA                1,910,652

                           Golden, Colorado Sales & Use Tax
         1,265,000         5.000%, 12/01/12 AMBAC Insured                               Aaa/AAA                1,345,188

                           Greeley, Colorado Sales & Use Tax Revenue
         1,445,000         4.250%, 10/01/18 MBIA Insured                                Aaa/AAA                1,492,829
         1,435,000         4.000%, 10/01/19 MBIA Insured                                Aaa/AAA                1,442,548

                           Jefferson County, Colorado Open Space Sales Tax
         1,245,000         5.000%, 11/01/11 FGIC Insured                                Aaa/AAA                1,299,332
         1,600,000         5.000%, 11/01/13 AMBAC Insured                               Aaa/AAA                1,695,392
         1,080,000         5.000%, 11/01/14 AMBAC Insured                               Aaa/AAA                1,142,856
         1,695,000         4.000%, 11/01/18 AMBAC Insured                               Aaa/AAA                1,707,780

                           Lakewood, Colorado Sales & Use Tax Revenue
         1,040,000         5.250%, 12/01/09                                              NR/AA                 1,090,430

                           Larimer County, Colorado Sales Tax Revenue Bond
         1,000,000         5.500%, 12/15/12 AMBAC Insured                               Aaa/AAA                1,076,170

                           Longmont, Colorado Sales & Use Tax
         1,875,000         5.500%, 11/15/14                                              NR/AA                 2,014,463

                          Thornton, Colorado Sales Tax
         1,000,000         5.000%, 09/01/14 FSA Insured                                 Aaa/AAA                1,056,450

                           Westminster, Colorado Sales Tax Revenue
         1,175,000         5.500%, 12/01/07 FGIC Insured                                Aaa/AAA                1,201,249

                                                                                                      -------------------
                           Total Sales Tax                                                                    33,908,859
                                                                                                      -------------------

                           Transportation (4.4%)
                           ----------------------------------------------------------

                           Colorado Department of Transportation-Tax Revenue
                           Anticipation Note
         1,000,000         6.000%, 06/15/13 AMBAC Insured Pre-Refunded                  Aaa/AAA                1,088,880

                           Northwest Parkway, Colorado Public Highway Authority
                           Series A
         2,515,000         5.150%, 06/15/14 AMBAC Insured                               Aaa/AAA                2,704,078

                           Regional Transportation District, Colorado COP
         1,190,000         5.000%, 06/01/15 AMBAC Insured                               Aaa/AAA                1,266,672
         1,510,000         4.850%, 06/01/18 AMBAC Insured                               Aaa/AAA                1,579,007

                           Regional Transportation District, Colorado Sales Tax
                           Revenue
         2,000,000         5.000%, 11/01/13 FGIC Insured                                Aaa/AAA                2,114,680
         1,000,000         5.000%, 11/01/16 FGIC Insured Pre-Refunded                   Aaa/AAA                1,063,590

                                                                                                      -------------------
                           Total Transportation                                                                9,816,907
                                                                                                      -------------------

                           Water & Sewer (13.9%)
                           ----------------------------------------------------------

                           Boulder, Colorado Water & Sewer Revenue
         1,000,000         5.400%, 12/01/14                                             Aa2/AA+                1,070,090

                           Boulder, Colorado Water & Sewer Revenue Series C
         2,420,000         4.500%, 12/01/18                                             Aa2/AA+                2,519,462

                           Broomfield, Colorado Sewer and Waste Water Revenue
         1,985,000         5.000%, 12/01/15 AMBAC Insured                                Aaa/NR                2,123,434
         1,000,000         5.000%, 12/01/16 AMBAC Insured                                Aaa/NR                1,067,310

                           Broomfield, Colorado Water Activity Enterprise
         1,500,000         5.300%, 12/01/12 MBIA Insured                                 Aaa/NR                1,614,750
         1,730,000         5.250%, 12/01/13 MBIA Insured                                 Aaa/NR                1,850,702

                          Colorado Clean Water Revenue
          830,000          5.375%, 09/01/10 Pre-Refunded                                Aaa/AAA                  858,618
          170,000          5.375%, 09/01/10                                             Aaa/AAA                  175,924

                           Colorado Metro Wastewater Reclamation District
         1,270,000         5.250%, 04/01/09                                              Aa2/AA                1,300,912

                           Colorado Water Resource & Power Development Authority
         1,000,000         5.550%, 11/01/13 FGIC Insured                                Aaa/AAA                1,075,620
         2,675,000         5.000%, 09/01/16 MBIA Insured                                Aaa/AAA                2,896,196
         1,855,000         5.000%, 09/01/17 MBIA Insured                                Aaa/AAA                2,000,506

                           Colorado Water Resource & Power Development Authority
                           Clean Water Revenue Series A
         1,375,000         5.000%, 09/01/12 Pre-Refunded                                Aaa/AAA                1,463,399
          260,000          5.000%, 09/01/12                                             Aaa/AAA                  276,596

                           Colorado Water Resource & Power Development Authority
                           Clean Water Revenue Series B
          820,000          5.500%, 09/01/09 Pre-Refunded                                Aaa/AAA                  850,143
          180,000          5.500%, 09/01/09                                             Aaa/AAA                  186,550

                           Denver, Colorado City and County Wastewater Revenue
         1,560,000         5.000%, 11/01/15 FGIC Insured                                Aaa/AAA                1,666,766

                           Left Hand, Colorado Water District, Series 1996
         1,000,000         5.750%, 11/15/08 MBIA Insured Pre-Refunded                   Aaa/AAA                1,002,520

                           Northglenn, Colorado Water & Sewer
         1,010,000         5.750%, 12/01/06 FSA Insured                                 Aaa/AAA                1,013,303

                           Pueblo, Colorado Board Water Works
         1,000,000         5.500%, 11/01/10 FSA Insured                                 Aaa/AAA                1,074,130

                          Thornton, Colorado Refunding
         2,000,000         5.600%, 12/01/06 FSA Insured                                 Aaa/AAA                2,006,080

                           Thornton, Colorado Water Enterprise Revenue
         1,445,000         4.500%, 12/01/18 MBIA Insured                                Aaa/AAA                1,506,051

                           Ute, Colorado  Water Conservancy District
         1,570,000         5.500%, 06/15/12 MBIA Insured                                Aaa/AAA                1,676,242

                                                                                                      -------------------
                           Total Water & Sewer                                                                31,275,304
                                                                                                      -------------------

                           Miscellaneous Revenue (2.8%)
                           ----------------------------------------------------------

                           Denver, Colorado City & County Helen  Bonfils Project
         2,275,000         5.875%, 12/01/09                                              NR/A+                 2,332,034

                           South Suburban, Colorado  Park & Recreational District
          685,000          6.000%, 11/01/07                                             Baa2/NR                  694,412

                           Thornton, Colorado Development Authority
         1,230,000         5.750%, 12/01/06 MBIA Insured                                Aaa/AAA                1,234,022

                           Thornton, Colorado Development Authority Tax Increment
                           North Washington Street Urban Renewal Project
         1,040,000         4.500%, 12/01/18  MBIA Insured                               Aaa/AAA                1,083,940

                           Westminster, Colorado Golf Course Activity
         1,000,000         5.400%, 12/01/13 Radian Group, Inc. Insured                   NR/AA                 1,040,330

                                                                                                      -------------------
                           Total Miscellaneous Revenue                                                         6,384,738
                                                                                                      -------------------

                           Total Revenue Bonds                                                               146,826,342
                                                                                                      -------------------

                           ----------------------------------------------------------                 -------------------
                           Total Investments (cost $216,040,832***)                      99.2%               223,672,028
                           Other assets less liabilities                                  0.8                  1,913,212
                                                                                     ------------------------------------
                           Net Assets                                                    100.0%        $     225,585,240
                                                                                     ====================================

                                                                                Percent of
                     Portfolio Distribution By Quality Rating (unaudited)       Portfolio

                     Aaa of Moody's or AAA of S&P                                  81.7 %
                     Aa of Moody's or AA of S&P                                    16.8
                     A of Moody's or S&P                                            1.2

                     Baa of Moody's or BBB of S&P                                   0.3
                                                                                  -----------
                                                                                   100.0  %
                                                                                  ===========



             * Security traded on a "when-issued" basis.

             ** Security pledged as collateral for the Fund's when
                - issued commitments.

             *** See note b.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

                   AMBAC - American Municipal Bond Assurance Corp.
                   COP      -Certificates of Participation
                   CIFG      -CDC IXIS Financial Guaranty
                   ETM       -Escrowed to Maturity
                   FGIC     - Financial Guaranty Insurance Co.
                   FSA       - Financial Security Assurance
                   GNMA    - Government National Mortgage Association
                   MBIA     - Municipal Bond Investors Assurance
                   NR       - Not Rated
                   UCAR- University Corporation for Atmospheric Research
                   XLCA     - XL Capital Assurance

         See accompanying notes to financial statements.

                  NOTES TO FINANCIAL STATEMENTS
                    TAX-FREE FUND OF COLORADO


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $216,013,563 amounted to $7,658,465, which consisted of aggregate gross unrealized appreciation of $7,736,562 and aggregate gross unrealized depreciation of $78,097.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
Diana P. Herrmann
 	President and Trustee
      November 29, 2006

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2006